Document and Entity Information	Apr. 13, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000830122
Document Type	8-K
Document Period End Date	Apr. 13, 2022
Entity Registrant Name	VIDLER WATER RESOURCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	33-36383
Entity Tax Identification Number	94-2723335
Entity Address, Address Line One	3480 GS Richards Blvd
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89703
City Area Code	(775)
Local Phone Number	885-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par Value $0.001
Trading Symbol	VWTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false